EMPLOYEE BENEFIT PLANS - Weighted Average Assumptions Used to Develop Actuarial Present Value of Projected Benefit Obligation (FY) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United States | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate (as a percent)	3.56%	3.95%	3.56%	3.95%	4.21%
Expected return on plan assets (as a percent)	5.15%	4.95%	4.95%	5.70%	5.70%
Rate of compensation increase (as a percent)	3.00%	3.00%	3.00%	3.00%	3.00%
United States | Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate (as a percent)	3.43%	3.76%	3.43%	3.76%	3.95%
Foreign Plan | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate (as a percent)	2.40%	2.51%	2.40%	2.51%	3.56%
Expected return on plan assets (as a percent)	5.10%	4.93%	5.02%	6.07%	5.81%
Rate of compensation increase (as a percent)	2.60%	2.54%	2.54%	2.54%	3.10%
Foreign Plan | Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate (as a percent)	3.21%	3.46%	3.21%	3.46%	3.80%